UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

if amendment report check here:    |_|;                   Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
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Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
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Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-5324
                      -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer           (312) 913-3997
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Name                               (Title)                        (Phone)


                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              February 15, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               --------------------
Form 13F Information Table Entry Total:        65
                                               --------------------
Form 13F Information Table Value Total:      $ 1,116,901
                                               --------------------
                                               (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

No.      Form 13F File Number      Name

  1      28-  04975                Affiliated Managers Group, Inc.
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
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   20,844    1,278,800           X               1            1,036,000   242,800
ALBANY INTERNATIONAL       COMMON        012348108   19,253      887,255           X               1              693,869   193,386
AMB PROPERTY CORP          COMMON        00163T109   14,147      544,100           X               1              475,700    68,400
AMERICAN AXLE & MFG H      COMMON        024061103   18,295      855,700           X               1              694,400   161,300
AMERIGROUP CORP            COMMON        03073T102   10,911      500,500           X               1              397,900   102,600
ANTHEM                     COMMON        03674B104   23,042      465,500           X               1              377,500    88,000
APRIA HEALTHCARE GROU      COMMON        037933108   14,544      582,000           X               1              461,800   120,200
AVAYA INC                  COMMON        053499109   16,565    1,363,400           X               1            1,112,800   250,600
BRANDYWINE REALTY TRU      COMMON        105368203   13,449      638,300           X               1              558,000    80,300
CENTRAL PKG CORP           COMMON        154785109   14,355      730,900           X               1              581,200   149,700
CHARMING SHOPPES INC       COMMON        161133103   14,895    2,805,000           X               1            2,271,000   534,000
CHILES OFFSHORE            COMMON        16888M104    5,822      292,700           X               1              230,800    61,900
COMMERCE BANCSHARES I      COMMON        200525103   26,566      681,365           X               1              550,315   131,050
CVB FINL CORP              COMMON        126600105    7,659      409,125           X               1              332,250    76,875
D R HORTON INC             COMMON        23331A109   33,009    1,016,900           X               1              822,700   194,200
DAL-TILE INTERNATIONA      COMMON        23426R108      214        9,200           X               1                9,200         0
DEL MONTE FOODS CO.        COMMON        24522P103   18,787    2,207,600           X               1            1,787,500   420,100
DELPHI FINANCIAL GROU      COMMON        247131105   21,482      645,108           X               1              524,000   121,108
EAST WEST BANCORP INC      COMMON        27579R104   16,027      622,400           X               1              510,800   111,600
FAIRCHILD SEMICONDUCT      COMMON        303726103   15,533      550,800           X               1              436,400   114,400
FLOWERSERVE CORP           COMMON        34354P105   22,278      837,200           X               1              675,800   161,400
FURNITURE BRANDS INTE      COMMON        360921100   24,281      758,300           X               1              613,900   144,400
HANOVER COMPRESSOR CO      COMMON        410768105   13,885      549,700           X               1              450,400    99,300
HCC INSURANCE HLDGS I      COMMON        404132102   14,409      523,000           X               1              417,800   105,200
IDEX CORP.                 COMMON        45167R104   18,178      526,900           X               1              425,600   101,300
INTERNATIONAL RECTIFI      COMMON        460254105   15,654      448,800           X               1              355,500    93,300
INTERPOOL, INC.            COMMON        46062R108   28,881    1,500,300           X               1            1,199,000   301,300
INVACARE CORP.             COMMON        461203101   12,914      383,100           X               1              303,300    79,800
IPC HLDGS LTD              COMMON        G4933P101    5,911      199,700           X               1              163,000    36,700
ISTAR FINL INC             COMMON        45031U101   21,148      847,600           X               1              688,100   159,500
JACK IN THE BOX INC        COMMON        466367109   12,715      461,700           X               1              365,100    96,600
KEMET CORP                 COMMON        488360108   17,674      995,700           X               1              809,900   185,800
KENNAMETAL INC.            COMMON        489170100   24,106      598,600           X               1              480,600   118,000
LANDSTAR SYSTEM, INC.      COMMON        515098101   23,675      326,500           X               1              263,000    63,500

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
LSI INDUSTRIES INC.        COMMON        50216C108   15,571      894,900           X                 1            709,350    185,550
MCSI INC                   COMMON        55270M108   22,027      939,300           X                 1            764,100    175,200
MONACO COACH CORP.         COMMON        60886R103   30,353    1,387,900           X                 1          1,119,850    268,050
MOORE LTD                  COMMON        615785102   20,636    2,172,200           X                 1          1,758,400    413,800
MSC INDUSTRIAL DIRECT      COMMON        553530106   21,670    1,097,200           X                 1            886,000    211,200
MSC SOFTWARE CORP          COMMON        553531104   10,563      677,100           X                 1            536,300    140,800
O CHARLEYS INC.            COMMON        670823103   19,522    1,054,666           X                 1            867,216    187,450
OLD REPUBLIC INTL COR      COMMON        680223104   31,702    1,131,800           X                 1            919,700    212,100
PARK ELECTROCHEMICAL       COMMON        700416209   11,785      446,400           X                 1            353,300     93,100
PIER 1 IMPORTS, INC.       COMMON        720279108   21,977    1,267,400           X                 1          1,008,900    258,500
POLARIS INDUSTRIES IN      COMMON        731068102   18,601      322,100           X                 1            262,700     59,400
POMEROY COMPUTER RES       COMMON        731822102   11,772      872,000           X                 1            692,200    179,800
RADISYS CORPORATION        COMMON        750459109   10,980      558,500           X                 1            440,200    118,300
RAYMOND JAMES FINANCI      COMMON        754730109   24,855      699,739           X                 1            569,239    130,500
REINSURANCE GROUP OF       COMMON        759351109   28,444      854,700           X                 1            691,800    162,900
RELIANCE STEEL & ALUM      COMMON        759509102   18,065      688,200           X                 1            561,300    126,900
REMINGTON OIL & GAS C      COMMON        759594302   16,027      926,400           X                 1            759,700    166,700
RUBY TUESDAY INC.          COMMON        781182100    8,446      409,400           X                 1            334,000     75,400
SCANSOURCE INC.            COMMON        806037107    2,299       48,300           X                 1             38,200     10,100
SCHOOL SPECIALTY INC.      COMMON        807863105   13,550      592,200           X                 1            483,600    108,600
SCOTTS CO                  COMMON        810186106   22,086      464,000           X                 1            375,400     88,600
SELECTIVE INSURANCE G      COMMON        816300107   10,869      500,170           X                 1            398,670    101,500
SILICON STORAGE TECHN      COMMON        827057100   13,893    1,441,200           X                 1          1,171,600    269,600
SPHERION CORP COM          COMMON        848420105   13,566    1,390,000           X                 1          1,134,900    255,100
SUMMIT PROPERTIES INC      COMMON        866239106   13,411      536,000           X                 1            468,600     67,400
TORO CO. (THE)             COMMON        891092108    2,138       47,500           X                 1             37,900      9,600
TRIGON HEALTHCARE INC      COMMON        89618L100   12,487      179,800           X                 1            141,800     38,000
UNITED STATIONERS INC      COMMON        913004107   24,726      734,800           X                 1            591,000    143,800
VENTAS INC                 COMMON        92276F100   15,639    1,359,900           X                 1          1,203,800    156,100
WAYPOINT FINANCIAL         COMMON        946756103   16,214    1,075,200           X                 1            877,600    197,600
WERNER ENTERPRISES IN      COMMON        950755108   31,923    1,313,700           X                 1          1,056,300    257,400

     TOTAL                                        1,116,901